SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non controlling interest	$ (607)	$ 520
Cust2Mate [Member]
IfrsStatementLineItems [Line Items]
Non controlling interest	(1,026)
A A I [Member]
IfrsStatementLineItems [Line Items]
Non controlling interest	$ 419	$ 520